Financial Instruments - Sensitivity Analysis of Market Risks (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FEMSA Entity Excluding Coca-Cola FEMSA | Cross-currency swaps | MXN/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit or loss from decrease in exchange rate	$ (3,404)	$ (6,381)	$ (1,805)
Effect on profit or loss from increase in exchange rate	3,404	6,381	1,805
FEMSA Entity Excluding Coca-Cola FEMSA | Cross-currency swaps | COP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit or loss from decrease in exchange rate	(235)	(426)	(286)
Effect on profit or loss from increase in exchange rate	235	426	286
FEMSA Entity Excluding Coca-Cola FEMSA | Cross-currency swaps | CLP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit or loss from decrease in exchange rate	(552)	(717)	(546)
Effect on profit or loss from increase in exchange rate	552	717	546
FEMSA Entity Excluding Coca-Cola FEMSA | Cross-currency swaps | MXN/BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit or loss from decrease in exchange rate	(123)	(238)	(177)
Effect on profit or loss from increase in exchange rate	123	$ 238	$ 177
FEMSA Entity Excluding Coca-Cola FEMSA | Cross-currency swaps | EUR/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit or loss from decrease in exchange rate	(1,049)
Effect on profit or loss from increase in exchange rate	$ 1,049
FEMSA Entity Excluding Coca-Cola FEMSA | Net Cash In Foreign Currency | EUR/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	11.00%	19.00%	9.00%
Effect on profit or loss from decrease in exchange rate	$ (4,931)	$ (8,827)	$ (3,833)
Increase in exchange rate, as a percent	11.00%	19.00%	9.00%
Effect on profit or loss from increase in exchange rate	$ 4,931	$ 8,827	$ 3,833
Coca-Cola FEMSA | Cross-currency swaps | BRL/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(2,300)	(2,161)	(645)
Effect on equity from increase in exchange rate	2,300	2,161	645
Coca-Cola FEMSA | Cross-currency swaps | MXN/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(1,645)	(5,507)	(2,315)
Effect on equity from increase in exchange rate	$ 1,645	$ 5,507	$ 2,315
Coca-Cola FEMSA | Net Cash In Foreign Currency | U S dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	11.00%	18.00%	8.00%
Effect on profit or loss from decrease in exchange rate	$ (3,200)	$ (5,755)	$ (940)
Increase in exchange rate, as a percent	11.00%	18.00%	8.00%
Effect on profit or loss from increase in exchange rate	$ 3,200	$ 5,755	$ 940
Commodity price risk | Coca-Cola FEMSA | Commodity price contracts | Sugar Price Contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in commodity price, as a percent	28.00%	32.00%	24.00%
Effect on equity from change in commodity price	$ (714)	$ (515)	$ (255)
Commodity price risk | Coca-Cola FEMSA | Commodity price contracts | Aluminum price contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in commodity price, as a percent	24.00%	16.00%	15.00%
Effect on equity from change in commodity price	$ (39)	$ (289)	$ (1,164)
Foreign currency risk | FEMSA Entity Excluding Coca-Cola FEMSA | Forward agreements to purchase foreign currency | MXN/EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent			9.00%
Effect on equity from decrease in exchange rate			$ (57)
Increase in exchange rate, as a percent			9.00%
Effect on equity from increase in exchange rate	$ 4		$ 57
Foreign currency risk | FEMSA Entity Excluding Coca-Cola FEMSA | Forward agreements to purchase foreign currency | BRL/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	16.00%	21.00%
Effect on equity from decrease in exchange rate	$ (37)	$ (240)
Increase in exchange rate, as a percent		21.00%
Effect on equity from increase in exchange rate	$ 37	$ 240
Foreign currency risk | FEMSA Entity Excluding Coca-Cola FEMSA | Forward agreements to purchase foreign currency | BRL/USD.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in exchange rate, as a percent	16.00%
Foreign currency risk | FEMSA Entity Excluding Coca-Cola FEMSA | Forward agreements to purchase foreign currency | MXN/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	11.00%	19.00%
Effect on equity from decrease in exchange rate	$ (4)	$ (327)
Increase in exchange rate, as a percent	11.00%	19.00%	9.00%
Effect on equity from increase in exchange rate		$ 327
Foreign currency risk | FEMSA Entity Excluding Coca-Cola FEMSA | Forward agreements to purchase foreign currency | CLP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in exchange rate, as a percent			11.00%
Foreign currency risk | FEMSA Entity Excluding Coca-Cola FEMSA | Cross-currency swaps | BRL/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent			11.00%
Foreign currency risk | FEMSA Entity Excluding Coca-Cola FEMSA | Cross-currency swaps | MXN/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	11.00%	19.00%	9.00%
Increase in exchange rate, as a percent	11.00%	19.00%
Foreign currency risk | FEMSA Entity Excluding Coca-Cola FEMSA | Cross-currency swaps | COP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	11.00%	16.00%	10.00%
Increase in exchange rate, as a percent	11.00%	16.00%	10.00%
Foreign currency risk | FEMSA Entity Excluding Coca-Cola FEMSA | Cross-currency swaps | CLP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	13.00%	13.00%
Increase in exchange rate, as a percent	13.00%	13.00%
Foreign currency risk | FEMSA Entity Excluding Coca-Cola FEMSA | Cross-currency swaps | MXN/BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	15.00%	19.00%	13.00%
Increase in exchange rate, as a percent	15.00%	19.00%	13.00%
Foreign currency risk | FEMSA Entity Excluding Coca-Cola FEMSA | Cross-currency swaps | EUR/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	6.00%
Increase in exchange rate, as a percent	6.00%
Foreign currency risk | Coca-Cola FEMSA | Forward agreements to purchase foreign currency | BRL/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	16.00%	21.00%	13.00%
Effect on equity from decrease in exchange rate	$ (284)	$ (357)	$ (202)
Increase in exchange rate, as a percent	16.00%	21.00%	13.00%
Effect on equity from increase in exchange rate	$ 284	$ 357	$ 202
Foreign currency risk | Coca-Cola FEMSA | Forward agreements to purchase foreign currency | BRL/USD.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate			(155)
Effect on equity from increase in exchange rate			$ 155
Foreign currency risk | Coca-Cola FEMSA | Forward agreements to purchase foreign currency | MXN/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	11.00%	19.00%	9.00%
Effect on equity from decrease in exchange rate	$ (298)	$ (884)	$ (739)
Increase in exchange rate, as a percent	11.00%	19.00%	9.00%
Effect on equity from increase in exchange rate	$ 298	$ 884	$ 739
Foreign currency risk | Coca-Cola FEMSA | Forward agreements to purchase foreign currency | COP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	11.00%	16.00%	10.00%
Effect on equity from decrease in exchange rate	$ (81)	$ (142)	$ (54)
Increase in exchange rate, as a percent	11.00%	16.00%	10.00%
Effect on equity from increase in exchange rate	$ 81	$ 142	$ 54
Foreign currency risk | Coca-Cola FEMSA | Forward agreements to purchase foreign currency | URY/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	4.00%	9.00%	5.00%
Effect on equity from decrease in exchange rate	$ (7)	$ (21)	$ (23)
Increase in exchange rate, as a percent	4.00%	9.00%	5.00%
Effect on equity from increase in exchange rate	$ 7	$ 21	$ 23
Foreign currency risk | Coca-Cola FEMSA | Forward agreements to purchase foreign currency | ARS/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	1.00%	2.00%	25.00%
Effect on equity from decrease in exchange rate	$ (3)	$ (2)	$ (88)
Increase in exchange rate, as a percent	1.00%	2.00%	25.00%
Effect on equity from increase in exchange rate	$ 3	$ 2	$ 88
Foreign currency risk | Coca-Cola FEMSA | Forward agreements to purchase foreign currency | CRC/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	3.00%
Effect on equity from decrease in exchange rate	$ (10)
Increase in exchange rate, as a percent	3.00%
Effect on equity from increase in exchange rate	$ 10
Foreign currency risk | Coca-Cola FEMSA | Cross-currency swaps | BRL/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	16.00%	21.00%	13.00%
Increase in exchange rate, as a percent		21.00%	13.00%
Foreign currency risk | Coca-Cola FEMSA | Cross-currency swaps | MXN/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in exchange rate, as a percent	11.00%	19.00%	9.00%
Increase in exchange rate, as a percent	11.00%	19.00%	9.00%